Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.19163%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,581,193.20

Principal:
Principal Collections	$34,739,572.47
Prepayments in Full	$15,865,869.65
Liquidation Proceeds	$493,141.39
Recoveries	$37,865.23
Sub Total	$51,136,448.74
Collections	$54,717,641.94

Purchase Amounts:
Purchase Amounts Related to Principal	$183,412.81
Purchase Amounts Related to Interest	$1,226.70
Sub Total	$184,639.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,902,281.45

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$54,902,281.45
Servicing Fee	$1,238,789.24	$1,238,789.24	$0.00	$0.00	$53,663,492.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,663,492.21
Interest - Class A-2a Notes	$540,649.59	$540,649.59	$0.00	$0.00	$53,122,842.62
Interest - Class A-2b Notes	$269,529.96	$269,529.96	$0.00	$0.00	$52,853,312.66
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$51,919,835.16
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$51,600,551.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,600,551.16
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$51,492,118.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,492,118.24
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$51,415,222.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,415,222.41
Regular Principal Payment	$58,001,370.30	$51,415,222.41	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$54,902,281.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$51,415,222.41
Total					$51,415,222.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$36,479,034.30	$69.47	$540,649.59	$1.03	$37,019,683.89	$70.50
Class A-2b Notes	$14,936,188.11	$69.47	$269,529.96	$1.25	$15,205,718.07	$70.72
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$51,415,222.41	$27.86	$2,248,269.80	$1.22	$53,663,492.21	$29.08

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$360,433,060.21	0.6864084	$323,954,025.91	0.6169378
Class A-2b Notes	$147,577,809.83	0.6864084	$132,641,621.72	0.6169378
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,334,970,870.04	0.7233027	$1,283,555,647.63	0.6954453

Pool Information
Weighted Average APR	2.869%	2.856%
Weighted Average Remaining Term	49.36	48.53
Number of Receivables Outstanding	65,152	63,830
Pool Balance	$1,486,547,091.09	$1,434,722,678.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,372,890,961.54	$1,325,416,908.73
Pool Factor	0.7442622	0.7183155

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$109,305,769.78
Targeted Overcollateralization Amount	$157,753,178.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$151,167,030.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		160	$542,416.26
(Recoveries)		26	$37,865.23
Net Loss for Current Collection Period			$504,551.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4073%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4461%
Second Prior Collection Period			0.4467%
Prior Collection Period			0.3698%
Current Collection Period			0.4145%
Four Month Average (Current and Prior Three Collection Periods)			0.4193%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1279	$3,204,691.62
(Cumulative Recoveries)			$111,992.66
Cumulative Net Loss for All Collection Periods			$3,092,698.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1548%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,505.62
Average Net Loss for Receivables that have experienced a Realized Loss			$2,418.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	446	$10,870,293.00
61-90 Days Delinquent	0.08%	42	$1,112,564.33
91-120 Days Delinquent	0.01%	5	$109,501.53
Over 120 Days Delinquent	0.01%	8	$198,451.70
Total Delinquent Receivables	0.86%	501	$12,290,810.56

Repossession Inventory:
Repossessed in the Current Collection Period		33	$929,157.28
Total Repossessed Inventory		43	$1,206,564.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0842%
Prior Collection Period			0.0721%
Current Collection Period			0.0862%
Three Month Average			0.0808%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0990%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer